Research and Development Expense (Tables)	12 Months Ended
Jun. 30, 2023
Research and Development Expense [Abstract]
Schedule of Research and Development Expense
	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 31, 2020
Professional fees	(886,628)	(373,259)	(75,189)	—
Laboratories’ related expenses	(434,551)	(449,442)	(526,753)	—
Amortization	(1,699)	(1,699)	—	—
Other research and development expenses	(28,339)	(160,758)	—	(179,061)
Total Research and development expenses	$(1,351,217)	$(985,158)	$(601,942)	(179,061)